Derivative Instruments And Hedging Activities (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended								12 Months Ended								12 Months Ended		1 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011	May 26, 2013 Minimum	May 26, 2013 Maximum	May 26, 2013 Darden stock units Minimum	May 26, 2013 Darden stock units Maximum	May 26, 2013 Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan	May 26, 2013 Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan Minimum	May 26, 2013 Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan Maximum	May 26, 2013 5.625% senior notes due October 2012 Senior Notes	May 26, 2013 4.500% senior notes due October 2021 Senior Notes	May 26, 2013 Other Commodity Futures And Swap Contracts	May 26, 2013 Foreign currency	May 26, 2013 Interest rate swaps 5.625% senior notes due October 2012	Oct. 31, 2012 Interest rate swaps 5.625% senior notes due October 2012	May 26, 2013 Forward Contracts Darden stock units	May 26, 2013 Forward Contracts Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan	Oct. 31, 2012 Forward Contracts Interest rate swaps 5.625% senior notes due October 2012	Aug. 29, 2009 Forward Contracts Interest rate swaps 5.625% senior notes due October 2012
Derivative [Line Items]
Derivative, maturity date													Jun. 30, 2014
Contract expiration date														May 31, 2014			Aug. 01, 2017
Notional amount of derivatives															$ 250,000,000					$ 300,000,000
Instruments settled cumulative loss recorded in accumulated other comprehensive income (loss) and will be reclassified into earnings as an adjustment to interest expense																			55,000,000
Face amount of debt											350,000,000	400,000,000
Interest rate of debt (percentage)											5.625%	4.50%
Maturity date of debt											Oct. 01, 2012	Oct. 01, 2021
Ineffectiveness in hedging relationship															0
Notional value of swaps																150,000,000
Derivative instruments, gain (loss) recognized in income, et	3,000,000	3,300,000	3,600,000
Minimum vesting period, in years (years)	4 years			1 year	4 years	4 years	5 years
Forward contract indexed to issuer's equity, indexed shares (shares)								0.5									1.2
Common stock at forward contract rate (dollars per share)						$ 29.28	$ 52.66		$ 47.07	$ 51.95
Investment maturity date, range start																		May 27, 2012
Investment maturity date, range end																		May 29, 2016
Amount of gain (loss) reclassified from AOCI to Earnings (effective portion)	$ (9,800,000)